Schedule of Investments (unaudited) September 30, 2019	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(e) — 103.5%

Equity Funds — 85.3%
Active Stock Master Portfolio	$124,701,475	$124,701,475
BlackRock Advantage Emerging Markets Fund — Class K(a)	2,418,089	24,180,886
BlackRock Tactical Opportunities Fund — Class K	597,616	8,157,460
International Tilts Master Portfolio	42,518,254	42,518,254
iShares Developed Real Estate Index Fund — Class K	1,018,168	11,484,938
iShares Edge MSCI Multifactor International ETF	106,644	2,719,422
iShares Edge MSCI Multifactor USA ETF	84,717	2,704,167
iShares MSCI EAFE Small-Cap ETF(b)	169,490	9,699,913

		226,166,515

Fixed Income Funds — 10.8%
CoreAlpha Bond Master Portfolio	17,080,436	17,080,436

Security	Shares/ Investment Value	Value

Fixed Income Funds (continued)
iShares TIPS Bond ETF	$69,805	$8,117,623
Master Total Return Portfolio	3,407,248	3,407,248

		28,605,307

Short-Term Securities — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)	9,185	9,189
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(c)	19,527,159	19,527,159

		19,536,348

Total Affiliated Investment Companies — 103.5% (Cost — $230,946,770)		274,308,170

Liabilities in Excess of Other Assets — (3.5)%		(9,245,980)

Net Assets — 100.0%		$265,062,190

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio(b)	$113,277,653	$11,423,822	—	$124,701,475	$124,701,475	$1,785,531		$8,343,401	$21,257,877
BlackRock Advantage Emerging Markets Fund — Class K	1,896,578	688,382	(166,871)	2,418,089	24,180,886	—		(153,634)	975,319
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	8,282,344	—	(8,273,159)	9,185	9,189	14,553	(c)	4,421	—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	4,091,592	15,435,567	—	19,527,159	19,527,159	158,545		—	—
BlackRock Tactical Opportunities Fund	607,477	32,501	(42,362)	597,616	8,157,460	—		12,446	(1,665)
CoreAlpha Bond Master Portfolio(b)	$16,279,448	$800,988	—	$17,080,436	17,080,436	389,894		498,551	1,332,124
International Tilts Master Portfolio(b)	$34,811,321	$7,706,933	—	$42,518,254	42,518,254	1,068,424		169,364	5,308,622
iShares Developed Real Estate Index Fund — Class K	—	1,604,037	(585,869)	1,018,168	11,484,938	1		(5,859)	54,770

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2040 Master Portfolio

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor International ETF(b)	287,336	—	(180,692)	106,644	$2,719,422	$117,002	$413,428	$114,619
iShares Edge MSCI Multifactor USA ETF	242,674	7,861	(165,818)	84,717	2,704,167	71,763	948,992	52,346
iShares MSCI EAFE Small-Cap ETF	141,321	29,126	(957)	169,490	9,699,913	131,774	(4,854)	766,002
iShares TIPS Bond ETF	32,193	43,011	(5,399)	69,805	8,117,623	80,940	10,861	256,203
Master Total Return Portfolio(b)	$2,502,333	$904,915	—	$3,407,248	3,407,248	119,775	68,618	375,831

					$274,308,170	$3,938,202	$10,305,735	$30,492,048

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United.States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2040 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	44	12/19/19	$6,616	$35,726
Ultra Long U.S. Treasury Bond	3	12/19/19	576	(3,870)
E-Mini MSCI EAFE Index	102	12/20/19	9,682	(15,379)
Russell 2000 E-Mini Index	76	12/20/19	5,795	(205,933)
S&P 500 E-Mini Index	55	12/20/19	8,191	(69,904)

				(259,360)

Short Contracts
10-Year U.S. Treasury Note	102	12/19/19	13,292	59,901
10-Year U.S. Ultra Long Treasury Bond	26	12/19/19	3,703	31,826

				91,727

				$(167,633)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,000	USD	4,716	Standard Chartered Bank	10/15/19	$11
AUD	253,000	USD	170,667	Standard Chartered Bank	10/15/19	175
CAD	1,000	USD	754	Goldman Sachs International	10/15/19	1
CAD	20,000	USD	15,082	JPMorgan Chase Bank N.A.	10/15/19	18
CAD	335,000	USD	252,218	Standard Chartered Bank	10/15/19	699
CAD	39,000	USD	29,221	UBS AG	10/15/19	223
GBP	34,000	USD	41,481	Bank of America N.A.	10/15/19	346
GBP	11,000	USD	13,443	Barclays Bank PLC	10/15/19	89
GBP	11,000	USD	13,493	State Street Bank and Trust Co.	10/15/19	39
HKD	323,000	USD	41,218	Citibank N.A.	10/15/19	1
HKD	3,652,000	USD	465,995	JPMorgan Chase Bank N.A.	10/15/19	53
HKD	284,000	USD	36,235	UBS AG	10/15/19	8
ILS	155,000	USD	43,859	Bank of America N.A.	10/15/19	758
JPY	402,000	USD	3,718	State Street Bank and Trust Co.	10/15/19	3
JPY	10,157,000	USD	94,012	State Street Bank and Trust Co.	10/15/19	5
SGD	11,000	USD	7,956	Citibank N.A.	10/15/19	4
SGD	4,000	USD	2,884	JPMorgan Chase Bank N.A.	10/15/19	10
SGD	8,000	USD	5,767	State Street Bank and Trust Co.	10/15/19	22
SGD	42,000	USD	30,267	UBS AG	10/15/19	124
USD	679	AUD	1,000	Barclays Bank PLC	10/15/19	4
USD	187,787	AUD	277,000	JPMorgan Chase Bank N.A.	10/15/19	737
USD	680	AUD	1,000	State Street Bank and Trust Co.	10/15/19	5

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	322,202	AUD	474,000	State Street Bank and Trust Co.	10/15/19	$2,125
USD	136,434	AUD	202,000	UBS AG	10/15/19	30
USD	27,241	CAD	36,000	Standard Chartered Bank	10/15/19	61
USD	101,373	CHF	100,000	Citibank N.A.	10/15/19	1,064
USD	93,727	CHF	93,000	Deutsche Bank AG	10/15/19	440
USD	4,496	EUR	4,000	BNP Paribas S.A.	10/15/19	132
USD	6,808	EUR	6,000	Bank of America N.A.	10/15/19	262
USD	22,974	EUR	21,000	Bank of America N.A.	10/15/19	63
USD	23,146	EUR	21,000	Deutsche Bank AG	10/15/19	234
USD	100,791	EUR	91,000	Deutsche Bank AG	10/15/19	1,508
USD	79,927	EUR	72,000	Goldman Sachs International	10/15/19	1,374
USD	814,046	EUR	739,000	JPMorgan Chase Bank N.A.	10/15/19	7,782
USD	12,424	EUR	11,000	Nomura International PLC	10/15/19	423
USD	3,371	EUR	3,000	State Street Bank and Trust Co.	10/15/19	98
USD	6,641	EUR	6,000	State Street Bank and Trust Co.	10/15/19	95
USD	8,893	EUR	8,000	State Street Bank and Trust Co.	10/15/19	165
USD	23,405	EUR	21,000	State Street Bank and Trust Co.	10/15/19	493
USD	47,571	EUR	42,000	State Street Bank and Trust Co.	10/15/19	1,748
USD	190,817	EUR	169,000	State Street Bank and Trust Co.	10/15/19	6,434
USD	6,217	GBP	5,000	Barclays Bank PLC	10/15/19	66
USD	12,494	GBP	10,000	Deutsche Bank AG	10/15/19	192
USD	21,236	GBP	17,000	Standard Chartered Bank	10/15/19	323
USD	16,049	GBP	13,000	State Street Bank and Trust Co.	10/15/19	57
USD	384,626	GBP	308,000	State Street Bank and Trust Co.	10/15/19	5,722
USD	289,793	JPY	31,214,000	Bank of America N.A.	10/15/19	865
USD	135,527	JPY	14,344,000	Citibank N.A.	10/15/19	2,754
USD	1,099,234	JPY	117,867,000	JPMorgan Chase Bank N.A.	10/15/19	8,213
USD	114	NOK	1,000	BNP Paribas S.A.	10/15/19	4
USD	1,048	NOK	9,000	BNP Paribas S.A.	10/15/19	58
USD	7,047	NOK	61,000	BNP Paribas S.A.	10/15/19	341
USD	11,496	NOK	102,000	BNP Paribas S.A.	10/15/19	281
USD	165,128	NOK	1,409,000	Bank of America N.A.	10/15/19	10,215
USD	3,543	NOK	31,000	Goldman Sachs International	10/15/19	135
USD	5,583	NOK	50,000	JPMorgan Chase Bank N.A.	10/15/19	86
USD	931	NOK	8,000	Standard Chartered Bank	10/15/19	52
USD	2,186	NOK	19,000	State Street Bank and Trust Co.	10/15/19	97
USD	23,205	NOK	209,000	State Street Bank and Trust Co.	10/15/19	226
USD	8,221	NZD	13,000	BNP Paribas S.A.	10/15/19	78
USD	8,193	NZD	13,000	State Street Bank and Trust Co.	10/15/19	50
USD	11,204	SEK	108,000	BNP Paribas S.A.	10/15/19	224
USD	7,086	SEK	68,000	Deutsche Bank AG	10/15/19	173
USD	8,305	SEK	80,000	Deutsche Bank AG	10/15/19	172
USD	159,768	SEK	1,547,000	Goldman Sachs International	10/15/19	2,484
USD	75,023	SEK	731,000	State Street Bank and Trust Co.	10/15/19	702
USD	165,742	SGD	229,000	Bank of America N.A.	10/15/19	36
USD	250,585	SGD	345,000	State Street Bank and Trust Co.	10/15/19	940

						62,412

AUD	272,000	USD	190,587	Bank of America N.A.	10/15/19	(6,914)
AUD	31,000	USD	20,937	Deutsche Bank AG	10/15/19	(4)
AUD	25,000	USD	17,306	Goldman Sachs International	10/15/19	(424)
AUD	95,000	USD	65,005	Goldman Sachs International	10/15/19	(854)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	43,000	USD	29,691	JPMorgan Chase Bank N.A.	10/15/19	$(654)
AUD	5,000	USD	3,501	Nomura International PLC	10/15/19	(124)
AUD	17,000	USD	11,855	Nomura International PLC	10/15/19	(376)
AUD	26,000	USD	17,995	Nomura International PLC	10/15/19	(438)
AUD	288,000	USD	195,030	State Street Bank and Trust Co.	10/15/19	(553)
CAD	1,000	USD	758	Bank of America N.A.	10/15/19	(3)
CAD	1,000	USD	768	Citibank N.A.	10/15/19	(13)
CAD	34,000	USD	25,912	Citibank N.A.	10/15/19	(243)
CAD	45,000	USD	34,580	Standard Chartered Bank	10/15/19	(606)
CAD	1,000	USD	761	State Street Bank and Trust Co.	10/15/19	(6)
CHF	10,000	USD	10,165	Citibank N.A.	10/15/19	(134)
CHF	13,000	USD	13,212	Citibank N.A.	10/15/19	(172)
CHF	170,000	USD	173,748	State Street Bank and Trust Co.	10/15/19	(3,223)
EUR	6,000	USD	6,777	BNP Paribas S.A.	10/15/19	(231)
EUR	8,000	USD	8,994	BNP Paribas S.A.	10/15/19	(266)
EUR	16,000	USD	17,913	Bank of America N.A.	10/15/19	(456)
EUR	17,000	USD	18,703	Bank of America N.A.	10/15/19	(156)
EUR	70,000	USD	77,521	Bank of America N.A.	10/15/19	(1,149)
EUR	8,000	USD	8,969	Goldman Sachs International	10/15/19	(241)
EUR	42,000	USD	46,227	JPMorgan Chase Bank N.A.	10/15/19	(404)
EUR	46,000	USD	51,503	JPMorgan Chase Bank N.A.	10/15/19	(1,316)
EUR	55,000	USD	60,511	JPMorgan Chase Bank N.A.	10/15/19	(505)
EUR	5,000	USD	5,635	Nomura International PLC	10/15/19	(180)
EUR	43,000	USD	48,432	Nomura International PLC	10/15/19	(1,518)
EUR	5,000	USD	5,653	State Street Bank and Trust Co.	10/15/19	(198)
EUR	19,000	USD	20,938	State Street Bank and Trust Co.	10/15/19	(208)
EUR	19,000	USD	21,560	State Street Bank and Trust Co.	10/15/19	(831)
EUR	62,000	USD	69,113	State Street Bank and Trust Co.	10/15/19	(1,469)
EUR	81,000	USD	89,744	State Street Bank and Trust Co.	10/15/19	(1,372)
EUR	712,000	USD	782,063	State Street Bank and Trust Co.	10/15/19	(5,255)
GBP	1,000	USD	1,252	Barclays Bank PLC	10/15/19	(22)
GBP	113,000	USD	142,292	Barclays Bank PLC	10/15/19	(3,279)
GBP	1,000	USD	1,243	State Street Bank and Trust Co.	10/15/19	(13)
GBP	1,000	USD	1,248	State Street Bank and Trust Co.	10/15/19	(18)
GBP	12,000	USD	14,996	State Street Bank and Trust Co.	10/15/19	(234)
GBP	253,000	USD	313,070	State Street Bank and Trust Co.	10/15/19	(1,827)
HKD	259,000	USD	33,132	State Street Bank and Trust Co.	10/15/19	(80)
HKD	379,000	USD	48,442	State Street Bank and Trust Co.	10/15/19	(77)
HKD	27,000	USD	3,451	UBS AG	10/15/19	(6)
JPY	29,596,000	USD	275,383	Bank of America N.A.	10/15/19	(1,432)
JPY	89,527,000	USD	833,184	Bank of America N.A.	10/15/19	(4,489)
JPY	1,471,000	USD	13,714	Deutsche Bank AG	10/15/19	(98)
JPY	1,728,000	USD	16,277	Deutsche Bank AG	10/15/19	(282)
JPY	2,307,000	USD	21,391	Deutsche Bank AG	10/15/19	(37)
JPY	2,926,000	USD	27,683	Deutsche Bank AG	10/15/19	(599)
JPY	371,000	USD	3,528	Goldman Sachs International	10/15/19	(94)
JPY	1,553,000	USD	14,724	Goldman Sachs International	10/15/19	(349)
JPY	2,048,000	USD	19,067	Goldman Sachs International	10/15/19	(110)
JPY	882,000	USD	8,348	JPMorgan Chase Bank N.A.	10/15/19	(184)
JPY	4,905,000	USD	45,496	JPMorgan Chase Bank N.A.	10/15/19	(94)
JPY	4,909,000	USD	46,542	JPMorgan Chase Bank N.A.	10/15/19	(1,103)
JPY	177,000	USD	1,650	Nomura International PLC	10/15/19	(11)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	355,000	USD	3,318	Nomura International PLC	10/15/19	$(32)
JPY	768,000	USD	7,145	Nomura International PLC	10/15/19	(36)
JPY	1,169,000	USD	10,829	Nomura International PLC	10/15/19	(8)
JPY	1,954,000	USD	18,496	Nomura International PLC	10/15/19	(409)
JPY	3,199,000	USD	29,612	Nomura International PLC	10/15/19	(1)
JPY	3,502,000	USD	32,992	Nomura International PLC	10/15/19	(576)
JPY	3,583,000	USD	33,813	Nomura International PLC	10/15/19	(648)
JPY	1,090,000	USD	10,281	Standard Chartered Bank	10/15/19	(192)
JPY	1,507,000	USD	14,219	Standard Chartered Bank	10/15/19	(269)
JPY	9,395,000	USD	88,726	Standard Chartered Bank	10/15/19	(1,762)
JPY	1,733,000	USD	16,350	State Street Bank and Trust Co.	10/15/19	(309)
JPY	2,359,000	USD	21,978	State Street Bank and Trust Co.	10/15/19	(142)
JPY	3,345,000	USD	30,982	State Street Bank and Trust Co.	10/15/19	(19)
JPY	6,408,000	USD	59,718	State Street Bank and Trust Co.	10/15/19	(403)
JPY	3,228,000	USD	30,502	UBS AG	10/15/19	(622)
NOK	819,000	USD	90,250	Bank of America N.A.	10/15/19	(205)
NOK	134,000	USD	14,746	JPMorgan Chase Bank N.A.	10/15/19	(13)
NOK	946,000	USD	104,582	JPMorgan Chase Bank N.A.	10/15/19	(573)
NZD	26,000	USD	17,364	Standard Chartered Bank	10/15/19	(1,078)
SEK	33,000	USD	3,547	Bank of America N.A.	10/15/19	(191)
SEK	1,192,000	USD	127,827	Bank of America N.A.	10/15/19	(6,636)
SEK	165,000	USD	17,630	Deutsche Bank AG	10/15/19	(854)
SEK	117,000	USD	11,940	JPMorgan Chase Bank N.A.	10/15/19	(45)
SEK	21,000	USD	2,232	State Street Bank and Trust Co.	10/15/19	(97)
SEK	59,000	USD	6,320	State Street Bank and Trust Co.	10/15/19	(322)
SEK	145,000	USD	15,191	State Street Bank and Trust Co.	10/15/19	(449)
SEK	802,000	USD	82,489	State Street Bank and Trust Co.	10/15/19	(949)
SGD	23,000	USD	16,816	Bank of America N.A.	10/15/19	(173)
SGD	7,000	USD	5,067	Citibank N.A.	10/15/19	(2)
SGD	11,000	USD	8,028	Citibank N.A.	10/15/19	(69)
SGD	23,000	USD	16,651	Citibank N.A.	10/15/19	(8)
SGD	4,000	USD	2,897	Standard Chartered Bank	10/15/19	(2)
SGD	273,000	USD	200,981	Standard Chartered Bank	10/15/19	(3,436)
SGD	5,000	USD	3,632	State Street Bank and Trust Co.	10/15/19	(14)
SGD	5,000	USD	3,652	State Street Bank and Trust Co.	10/15/19	(34)
SGD	6,000	USD	4,389	State Street Bank and Trust Co.	10/15/19	(47)
SGD	7,000	USD	5,115	State Street Bank and Trust Co.	10/15/19	(50)
SGD	104,000	USD	75,412	State Street Bank and Trust Co.	10/15/19	(156)
SGD	13,000	USD	9,463	UBS AG	10/15/19	(57)
SGD	49,000	USD	35,581	UBS AG	10/15/19	(124)
USD	72,045	AUD	107,000	State Street Bank and Trust Co.	10/15/19	(209)
USD	36,231	CAD	48,000	Citibank N.A.	10/15/19	(8)
USD	5,282	CAD	7,000	Deutsche Bank AG	10/15/19	(3)
USD	21,857	CAD	29,000	State Street Bank and Trust Co.	10/15/19	(38)
USD	269,240	CAD	357,000	State Street Bank and Trust Co.	10/15/19	(287)
USD	47,641	GBP	39,000	Citibank N.A.	10/15/19	(337)
USD	17,005	GBP	14,000	State Street Bank and Trust Co.	10/15/19	(218)
USD	37,675	GBP	31,000	State Street Bank and Trust Co.	10/15/19	(461)
USD	520,231	HKD	4,078,000	BNP Paribas S.A.	10/15/19	(180)
USD	22,180	HKD	174,000	BNY Mellon	10/15/19	(25)
USD	31,640	HKD	248,000	Citibank N.A.	10/15/19	(8)
USD	54,077	HKD	424,000	Goldman Sachs International	10/15/19	(31)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,352	ILS	50,000	Bank of America N.A.	10/15/19	(41)
USD	14,868	ILS	52,000	Goldman Sachs International	10/15/19	(100)
USD	15,204	ILS	53,000	Nomura International PLC	10/15/19	(52)
USD	306,622	JPY	33,129,000	State Street Bank and Trust Co.	10/15/19	(33)
USD	15,141	SGD	21,000	State Street Bank and Trust Co.	10/15/19	(54)
CAD	1,033,446	USD	781,271	Bank of America N.A.	12/18/19	(221)
CAD	6,068,991	USD	4,604,166	Bank of America N.A.	12/18/19	(17,392)
EUR	224,589	USD	249,953	Deutsche Bank AG	12/18/19	(3,704)
EUR	4,650,000	USD	5,140,222	Deutsche Bank AG	12/18/19	(41,780)
EUR	8,235,730	USD	9,169,044	Deutsche Bank AG	12/18/19	(139,068)

						(270,196)

						$(207,784)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$67,064,409	$—	$—	$67,064,409
Short-Term Securities	19,536,348	—	—	19,536,348

Subtotal	$86,600,757	$—	$—	$86,600,757

Investments Valued at Net Asset Value (“NAV”)(a)				187,707,413

Total Investments				$274,308,170

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2040 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Equity contracts	$35,726	$—	$—	$35,726
Forward foreign currency contracts	—	62,412	—	62,412
Interest rate contracts	91,727	—	—	91,727
Liabilities:
Forward foreign currency contracts	—	(270,196)	—	(270,196)
Interest rate contracts	(295,086)	—	—	(295,086)

	$(167,633)	$(207,784)	$—	$(375,417)

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.